Investments (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Investment Income [Line Items]
Gross investment income	$ 1,239	$ 1,143	$ 1,047
Investment expenses	(9)	(4)	(9)
Net investment income	1,230	1,139	1,038
Fixed maturities [Member]
Net Investment Income [Line Items]
Gross investment income	1,138	1,047	959
Equity securities [Member]
Net Investment Income [Line Items]
Gross investment income	21	16	10
Equity method investments [Member]
Net Investment Income [Line Items]
Gross investment income	16	9	0
Mortgage loans [Member]
Net Investment Income [Line Items]
Gross investment income	45	42	32
Policy loans [Member]
Net Investment Income [Line Items]
Gross investment income	12	12	13
Real estate and other [Member]
Net Investment Income [Line Items]
Gross investment income	$ 7	$ 17	$ 33